                                                ----------------------------
                                                        OMB APPROVAL
                                                ----------------------------
                                                OMB Number:        3235-0006
                UNITED STATES                   Expires:   February 28, 1997
     SECURITIES AND EXCHANGE COMMISSION         Estimated average burden
           Washington, D.C. 20549               Hours per response     24.60
                                                ----------------------------
                  FORM 13F                      ----------------------------
                                                         SEC USE ONLY
                                                ----------------------------

                                                ----------------------------

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2000.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: |_|

Roy A. Hammer             13F No. 28-5798 CIK: 0001008638  CCC: x8ubhi@j
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

--------------------------------------------------------------------------------
Business Address        (Street)         (City)          (State)          (Zip)

Hemenway & Barnes, 60 State Street, Boston, MA 02109  (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

-------------------------------    ATTENTION    -------------------------------
   Intentional misstatements or omissions of facts constitute Federal Criminal
              Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2000.


                                     Roy A. Hammer, Trustee
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                            13F File No.:           Name:                                         13F File No.:
1. Bank of Boston Corporation                    28-251                  6.
--------------------------------------------     ------------------      ----------------------------------------      -------------
2. George T. Shaw                                28-1721                 7.
--------------------------------------------     ------------------      ----------------------------------------      -------------
3. State Street Boston Corporation               28-399                  8.
--------------------------------------------     ------------------      ----------------------------------------      -------------
4.                                                                       9.
--------------------------------------------     ------------------      ----------------------------------------      -------------
5.                                                                       10.
--------------------------------------------     ------------------      ----------------------------------------      -------------

                                                                         PAGE: 1
AS OF: MARCH 31, 2000             FORM 13F             SEC FILE # ROY A. HAMMER

           ITEM 1:                 ITEM 2:         ITEM 3:     ITEM 4:    ITEM 5:    ITEM 6:     ITEM 7:             ITEM 8:
       NAME OF ISSUER          TITLE OF CLASS       CUSIP   FAIR MARKET SHARES OR  INVESTMENT   MANAGERS        VOTING AUTHORITY
                                                   NUMBER      VALUE    PRINCIPAL  DISCRETION                 (A)      (B)      (C)
                                                                          AMOUNT   (A) (B) (C)               SOLE    SHARES    NONE
AT & T CORP                     COMMON STOCK      001957109    3478536     61772           xx                         61772
ABBOTT LABS                     COMMON STOCK      002824100    4518075    128400           xx                        128400
ACCESS WORLD-WIDE               COMMON STOCK      004319109      47958     20193           xx                         20193
COMMUNICATIONS, INC.
ALBERTSONS INC                  COMMON STOCK      013104104    1152873     37340           xx                         37340
ALZA CORP                       COMMON STOCK      022615108     328672      8750           xx                          8750
AMERADA HESS CORP               COMMON STOCK      023551104     426525      6600           xx                          6600
AMERICAN HOME PRODUCTS          COMMON STOCK      026609107    3719500     69200           xx                         69200
AMERICAN INTERNATIONAL          COMMON STOCK      026874107     251850      2300           xx                          2300
GROUP INC
AMGEN INC                       COMMON STOCK      031162100   10382195    169160           xx                        169160
ANALOG DEVICES, INC.            COMMON STOCK      032654105    6552700     81400           xx                         81400
ANDOVER NET INC.                COMMON STOCK      034318105     718113     33498           xx                         33498
ATLANTIC RICHFIELD COMPANY      COMMON STOCK      048825103     541450      6370           xx                          6370
AUTOMATIC DATA PROCESSING       COMMON STOCK      053015103   10621755    220140           xx                        220140
AVERY DENNISON CORP             COMMON STOCK      053611109    3324548     54445           xx                         54445
BP AMOCO PLC ADS                COMMON STOCK      055622104    8247786    154888           xx                        154888
BAXTER INT'L INC                COMMON STOCK      071813109     711503     11350           xx                         11350

                                                                         PAGE: 2
AS OF: MARCH 31, 2000             FORM 13F             SEC FILE # ROY A. HAMMER

           ITEM 1:                 ITEM 2:         ITEM 3:     ITEM 4:    ITEM 5:    ITEM 6:     ITEM 7:             ITEM 8:
       NAME OF ISSUER          TITLE OF CLASS       CUSIP   FAIR MARKET SHARES OR  INVESTMENT   MANAGERS        VOTING AUTHORITY
                                                   NUMBER      VALUE    PRINCIPAL  DISCRETION                 (A)      (B)      (C)
                                                                          AMOUNT   (A) (B) (C)               SOLE    SHARES    NONE
BELLSOUTH CORP.                 COMMON STOCK      079860102     682688     14564           xx                         14564
BERKSHIRE HATHAWAY INC          CL B              084670207    4355260      2393           xx                          2393
BESTFOODS INC                   COMMON STOCK      08658UI01    4489319     95900           xx                         95900
BOEING COMPANY                  COMMON STOCK      097023105     275124      7276           xx                          7276
BRISTOL-MYERS SQUIBB CO         COMMON STOCK      110122108   10561742    182099           xx                        182099
BURLINGTON RESOURCES INC        COMMON STOCK      122014103    2247565     60745           xx                         60745
CHEVRON CORP                    COMMON STOCK      166751107    2497292     27016           xx                         27016
CHIRON CORP                     COMMON STOCK      170040109     399000      8000           xx                          8000
CHUBB CORPORATION               COMMON STOCK      171232101     540500      8000           xx                          8000
CISCO SYS INC                   COMMON STOCK      17275R102   15744381    203646           xx                        203646
CINTAS CORP                     COMMON STOCK      172908105     869963     22200           xx                         22200
COCA COLA CO                    COMMON STOCK      191216100    2332371     49691           xx                         49691
COGNEX                          COMMON STOCK      192422103    3235692     56090           xx                         56090
COMERICA INC.                   COMMON STOCK      200340107     628125     15000           xx                         15000
CONOCO, INC.                    CLASS B           208251405     513448     20037           xx                         20037
WALT DISNEY COMPANY             COMMON STOCK      254687106    3133391     75961           xx                         75961
DOVER CORP                      COMMON STOCK      260003108     351881      7350           xx                          7350
DOW JONES & CO INC              COMMON STOCK      260561105  417214754   5809779           xx                       5809779
DOW JONES & CO INC              CLASS B           260561204  387461543   5395461           xx                       5395461
                                (RESTRICTED)

                                                                         PAGE: 3
AS OF: MARCH 31, 2000             FORM 13F             SEC FILE # ROY A. HAMMER

           ITEM 1:                 ITEM 2:         ITEM 3:     ITEM 4:    ITEM 5:    ITEM 6:     ITEM 7:             ITEM 8:
       NAME OF ISSUER          TITLE OF CLASS       CUSIP   FAIR MARKET SHARES OR  INVESTMENT   MANAGERS        VOTING AUTHORITY
                                                   NUMBER      VALUE    PRINCIPAL  DISCRETION                 (A)      (B)      (C)
                                                                          AMOUNT   (A) (B) (C)               SOLE    SHARES    NONE
E I DU PONT DE NEMOURS & CO     COMMON STOCK      263534109    1639686     30974           xx                         30974
E M C CORP                      COMMON STOCK      268648102   14103180    111930           xx                        111930
ELAN CORP PLC ADR               COMMON STOCK      284131208     665000     14000           xx                         14000
ELECTRONIC DATA SYSTEMS         COMMON STOCK      285661104     296867      4625           xx                          4625
CORP
EMERSON ELECTRIC CO             COMMON STOCK      291011104    3456844     65070           xx                         65070
EVERCEL INC.                    COMMON STOCK      299759100     279917     14173           xx                         14173
EXXON MOBIL CORP                COMMON STOCK      30231G102    9611330    123321           xx                        123321
FEDERAL NATIONAL MTGE           COMMON STOCK      313586109     673094     11900           xx                         11900
ASSOC
FUEL CELL ENERGY INC.           COMMON STOCK      35952H106    2275119     29075           xx                         29075
GENERAL ELECTRIC CO             COMMON STOCK      369604103   28825018    185221           xx                        185221
GILLETTE COMPANY                COMMON STOCK      375766102    3888408    103175           xx                        103175
HELIX TECHNOLOGY CORP           COMMON STOCK      423319102     732763     12200           xx                         12200
HELMERICH & PAYNE INC           COMMON STOCK      423452101    2953525     95275           xx                         95275
HERSHEY FOODS CORPORATION       COMMON STOCK      427866108     731250     15000           xx                         15000

                                                                         PAGE: 4
AS OF: MARCH 31, 2000             FORM 13F             SEC FILE # ROY A. HAMMER

           ITEM 1:                 ITEM 2:         ITEM 3:     ITEM 4:    ITEM 5:    ITEM 6:     ITEM 7:             ITEM 8:
       NAME OF ISSUER          TITLE OF CLASS       CUSIP   FAIR MARKET SHARES OR  INVESTMENT   MANAGERS        VOTING AUTHORITY
                                                   NUMBER      VALUE    PRINCIPAL  DISCRETION                 (A)      (B)      (C)
                                                                          AMOUNT   (A) (B) (C)               SOLE    SHARES    NONE
HEWLETT-PACKARD CO              COMMON STOCK      428236103   10077904     75845           xx                         75845
IMS HEALTH INC                  COMMON STOCK      449934108     743556     43900           xx                         43900
INTEL CORPORATION               COMMON STOCK      458140100   47768368    362053           xx                        362053
INTL BUSINESS MACHINES          COMMON STOCK      459200101    1890832     16024           xx                         16024
INT'L FLAVORS &                 COMMON STOCK      459506101     236672      6750           xx                          6750
FRAGRANCES INC
INTERPUBLIC GROUP COS INC       COMMON STOCK      460690100    1757700     37200           xx                         37200
IONICS INC                      COMMON STOCK      462218108    1628203     63695           xx                         63695
JEFFERSON-PILOT CORP            COMMON STOCK      475070108    9666606    145226           xx                        145226
JOHNSON & JOHNSON               COMMON STOCK      478160104   12077380    171920           xx                        171920
KEANE INC                       COMMON STOCK      486665102     555500     22000           xx                         22000
KELLOGG CO.                     COMMON STOCK      487836108     493653     19171           xx                         19171
KIMBERLY CLARK CORP             COMMON STOCK      494368103    1210950     21600           xx                         21600
KOPIN                           COMMON STOCK      500600101    5573563     81070           xx                         81070
ELI LILLY & CO.                 COMMON STOCK      532457108     847692     13536           xx                         13536
LUCENT TECHNOLOGIES INC         COMMON STOCK      549463107    7664641    125137           xx                        125137

                                                                         PAGE: 5
AS OF: MARCH 31, 2000             FORM 13F             SEC FILE # ROY A. HAMMER

           ITEM 1:                 ITEM 2:         ITEM 3:     ITEM 4:    ITEM 5:    ITEM 6:     ITEM 7:             ITEM 8:
       NAME OF ISSUER          TITLE OF CLASS       CUSIP   FAIR MARKET SHARES OR  INVESTMENT   MANAGERS        VOTING AUTHORITY
                                                   NUMBER      VALUE    PRINCIPAL  DISCRETION                 (A)      (B)      (C)
                                                                          AMOUNT   (A) (B) (C)               SOLE    SHARES    NONE
MCI WORLDCOM INC                COMMON STOCK      55268B106    3441303     75946           xx                         75946
MARRIOTT INTERNATIONAL INC      COMMON STOCK      571903202     601650     19100           xx                         19100
MATRITECH INC                   COMMON STOCK      576818108     686475     67800           xx                         67800
MCDONALD'S CORP.                COMMON STOCK      580135101    3721952     99584           xx                         99584
MERCK & CO INC                  COMMON STOCK      589331107   17719914    285230           xx                        285230
MICROSOFT CORP                  COMMON STOCK      594918104   20944531    197125           xx                        197125
MILLIPORE CORP                  COMMON STOCK      601073109     349913      6200           xx                          6200
MINNESOTA MINING & MFG CO.      COMMON STOCK      604059105    5932802     66990           xx                         66990
MOLEX INC                       COMMON STOCK      608554101     367188      6250           xx                          6250
MONSANTO COMPANY                COMMON STOCK      611662107     654050     12700           xx                         12700
MOTOROLA INC                    COMMON STOCK      620076109    3638320     24920           xx                         24920
NEW YORK TIMES CO.              CL A              650111107    9099916    211934           xx                        211934
NOKIA CORP ADR A                COMMON STOCK      654902204    3630810     16355           xx                         16355
NORFOLK SOUTHERN CORP           COMMON STOCK      655844108     518201     36365           xx                         36365
NORTEL NETWORKS CORP            COMMON STOCK      656569100     201800      1600           xx                          1600
NOVO NORDISK A/S ADR            COMMON STOCK      670100205    1351913     19700           xx                         19700
ORACLE CORP                     COMMON STOCK      68389X105     238091      3050           xx                          3050

                                                                         PAGE: 6
AS OF: MARCH 31, 2000             FORM 13F             SEC FILE # ROY A. HAMMER

           ITEM 1:                 ITEM 2:         ITEM 3:     ITEM 4:    ITEM 5:    ITEM 6:     ITEM 7:             ITEM 8:
       NAME OF ISSUER          TITLE OF CLASS       CUSIP   FAIR MARKET SHARES OR  INVESTMENT   MANAGERS        VOTING AUTHORITY
                                                   NUMBER      VALUE    PRINCIPAL  DISCRETION                 (A)      (B)      (C)
                                                                          AMOUNT   (A) (B) (C)               SOLE    SHARES    NONE
PEPSICO INC                     COMMON STOCK      713448108    1722476     49390           xx                         49390
PFIZER INC                      COMMON STOCK      717081103    3792994    103740           xx                        103740
PROCTER & GAMBLE CO             COMMON STOCK      742718109    2513120     44480           xx                         44480
REUTERS HLDGS CO PLC            COMMON STOCK      76132MI02     504718      4228           xx                          4228
ROYAL DUTCH PETROLEUM CO        N Y REG SHS       780257804    2644113     45736           xx                         45736
                                PAR N GLDR 1.25
SBC COMMUNICATIONS INC          COMMON STOCK      78387G103    1171791     27817           xx                         27817
SARA LEE CORP                   COMMON STOCK      803111103     804600     44700           xx                         44700
SCHLUMBERGER LTD                COMMON STOCK      806857108    6074636     79407           xx                         79407
SEPRACOR INC                    COMMON STOCK      817315104    9481644    130220           xx                        130220
SEPRACOR INC                    CONV DEB          817315AF1     942450    915000           xx                        915000
                                DTD 12/15/98
STATE STREET CORP               COMMON STOCK      857477103    9097531     93910           xx                         93910
STEELCASE INC CL. A             COMMON STOCK      858155203     738000     61500           xx                         61500
SYSCO CORP                      COMMON STOCK      871829107     252875      7000           xx                          7000
TECO ENERGY INC                 COMMON STOCK      872375100     633663     32600           xx                         32600
THERMO ELECTRON CORP            COMMON STOCK      883556102     288347     14152           xx                         14152
TIME WARNER INC                 COMMON STOCK      887315109     320000      3200           xx                          3200
UNION PACIFIC CORP              COMMON STOCK      907818108     669194     17104           xx                         17104

                                                                         PAGE: 7
AS OF: MARCH 31, 2000             FORM 13F             SEC FILE # ROY A. HAMMER

           ITEM 1:                 ITEM 2:         ITEM 3:     ITEM 4:    ITEM 5:    ITEM 6:     ITEM 7:             ITEM 8:
       NAME OF ISSUER          TITLE OF CLASS       CUSIP   FAIR MARKET SHARES OR  INVESTMENT   MANAGERS        VOTING AUTHORITY
                                                   NUMBER      VALUE    PRINCIPAL  DISCRETION                 (A)      (B)      (C)
                                                                          AMOUNT   (A) (B) (C)               SOLE    SHARES    NONE
UNION PACIFIC RES GROUP         COMMON STOCK      907834105     186644     12872           xx                         12872
VICOR CORP                      COMMON STOCK      925815102     985050     54725           xx                         54725
WAL MART STORES INC             COMMON STOCK      931142103    1921000     34000           xx                         34000
WALGREEN CO                     COMMON STOCK      931422109     540750     21000           xx                         21000
WELLS FARGO & CO (NEW)          COMMON STOCK      949746101     672375     16500           xx                         16500
TRANSOCEAN SEDCO FOREX          COMMON STOCK      G90078109     366679      7146           xx                          7146
INC.
TOTAL                                                       1204306778